Supplemental Disclosures of Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2019
Supplemental Cash Flow Information [Abstract]
Supplemental disclosures of cash flow information

	For the Nine Months Ended September 30,
	2019	2018
Interest paid	$815,021	$413,018
Income tax paid	-	-

Business Combinations:
Current Assets	$3,308,301	$-
Property and equipment	206,612	-
Working capital adjustment receivable	554,636	-
Assumed liabilities	(4,668,977)	-
Goodwill	6,531,560	-
Cash acquired in acquisition of Goedeker	1,135,368	-
Financing:
Term Loan	1,500,000	-
Debt discount financing costs	(178,000)	-
Warrant feature upon issuance of term loan	(229,244)	-
Term loan, net	1,092,756	-

Line of Credit	754,682	-
Debt discount on line of credit	(128,682)	-
Issuance of common shares on promissory note	(137,500)	-
Line of Credit, net	488,500	-

Promissory Note	714,286	-
Promissory Note original issue and debt discount	(79,286)	-
Warrants issued in conjunction with notes payable	(292,673)	-
Promissory Note, net	342,327	-

9% Subordinated Promissory Note	4,700,000	-
Debt discount financing costs	(215,500)	-
9% Subordinated Promissory Note, net	4,484,500	-

Warrant liability	229,244	-
Additional Paid in Capital – common shares and warrants issued	$430,173	$-

Operating lease, ROU assets and liabilities	$3,325,558	$-